Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator: [Abstract]
Net income (loss)	$ 54,876	$ (169,754)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Issued, Basic	10,628	7,379
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	279	0
Weighted Average Number of Shares Outstanding, Diluted	10,907	7,379
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ 5.16	$ (23.01)
Earnings Per Share, Diluted	$ 5.03	$ (23.01)